Goodwill and Intangible Assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of information for cash-generating units [line items]
Impairment loss recognized in earnings, intangible assets	$ 0
Investment return rate	5.00%
Growth rate used to extrapolate cash flow projections	3.00%
Insurance business | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	7.80%
Insurance business | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	15.40%
Non-insurance business | Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.20%
Non-insurance business | Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	21.30%